INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net Operating Loss Carryforward	$ 21,774,808	$ 21,304,808
NOL tax benefit	4,004,010	4,474,010
Stock based compensation	2,908,000	2,908,000
Accrued expenses	26,000	26,000
Amortization and depreciation	19,000	19,000
Impairment of intangible assets	243,000	243,000
Total Deferred Tax Assets	7,200,010	7,670,010
Valuation allowance	7,670,010	$ 7,670,010
Activity [Member]
Net Operating Loss Carryforward	(470,000)
NOL tax benefit	(470,000)
Stock based compensation
Accrued expenses
Amortization and depreciation
Impairment of intangible assets
Total Deferred Tax Assets	(470,000)
Valuation allowance	$ (470,000)